FINANCIAL INSTRUMENTS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about hedges [line items]
Non deliverable forward foreign exchange contract | R$	R$ 0	R$ 88,200,000
At fair value [member]
Disclosure of detailed information about hedges [line items]
Prices specified in forward agreements to purchase financial assets for cash | $			$ 3.0